Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 104,980	$ 101,087	$ 91,731
Grants received	11,926	12,461
Equipment produced for self use	$ 126,147	$ 118,371